CONVERTIBLE SENIOR NOTES, NET	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES, NET

NOTE 11:CONVERTIBLE SENIOR NOTES, NET

a.Convertible senior notes, net

In November 2019, the Company issued $500 million aggregate principal amount, 0% coupon rate, of convertible senior notes due 2024 and an additional $75 million aggregate principal amount of such notes pursuant to the exercise in full of the over-allotment option of the initial purchasers (collectively, “Convertible Notes”).

The Convertible Notes are convertible based upon an initial conversion rate of 6.3478 of the Company’s ordinary shares, par value NIS 0.01 per share per $1 principal amount of Convertible Notes (equivalent to a conversion price of approximately $157.53 per ordinary share). The conversion rate will be subject to adjustment upon the occurrence of certain specified events. The Convertible Notes are senior unsecured obligations of the Company.

The Convertible Notes will mature on November 15, 2024 (the "Maturity Date"), unless earlier repurchased, redeemed or converted. Prior to May 15, 2024, a holder may convert all or a portion of its Convertible Notes only under the following circumstances:

(1)During any calendar quarter commencing after the calendar quarter ending on March 31, 2020 (and only during such calendar quarter), if the last reported sale price of the Company’s ordinary shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day;

(2)During the five business day period after any 10 consecutive trading day period ( “measurement period”) in which the trading price, determined pursuant to the terms of the Convertible Notes, per $1 principal amount of Convertible Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ordinary shares and the conversion rate on each such trading day;

(3)If the Company calls such Convertible Notes for redemption in certain circumstances, at any time prior to the close of business on the third scheduled trading day immediately preceding the redemption date; or

(4)Upon the occurrence of specified corporate events.

On or after May 15, 2024 until the close of business on the third scheduled trading day immediately preceding the Maturity Date, a holder may convert its Convertible Notes at any time, regardless of the foregoing circumstances.

Upon conversion, the Company can pay or deliver cash, ordinary shares or a combination of cash and ordinary shares, at the Company’s election.

F - 32

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 11:CONVERTIBLE SENIOR NOTES, NET (Cont.)

The Company may not redeem the notes prior to November 15, 2022, except in the event of certain tax law changes. The Company may, at any time and from time to time, redeem for cash all or any portion of the notes, at the Company's option, on or after November 15, 2022, if the last reported sale price of the Company`s ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which it delivers notice of redemption at a redemption price equal to 100% of the principal amount of the notes to be redeemed.

Upon the occurrence of a Fundamental Change as defined in the Indenture, holders may require the Company to repurchase for cash all or any portion of their Convertible Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased (plus accrued and unpaid special interest payable under certain circumstances set forth in the terms of the Convertible Notes (if any) to, but excluding, the fundamental change repurchase date). In addition, in connection with a make-whole fundamental change (as defined in the Indenture), or following our delivery of a notice of redemption, the company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or redemption, as the case may be.

During the year ended December 31, 2019, the conditions allowing holders of the Notes to convert were not met. The Notes are therefore not convertible as of December 31, 2019 and are classified as long-term liability.

The net carrying amount of the liability and equity components of the Convertible Notes as of December 31, 2019 is as follows:

December 31,
2019
Liability component:

Principal amount	$575,000
Unamortized discount	(77,287)
Unamortized issuance costs	(12,594)

Net carrying amount	$485,119

Equity component, net of issuance costs of $2,046 and deferred taxes of $11,022	$65,932

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CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 11:CONVERTIBLE SENIOR NOTES, NET (Cont.)

Interest expense related to the Convertible Notes was as follows:

December 31,
2019
Amortization of debt discount	$1,713
Amortization of debt issuance costs	253
Total interest expense recognized	$1,966

b.Capped Call Transactions

In connection with the pricing of the Convertible Notes and the exercise by the Initial Purchasers of the over-allotment option, the Company entered into privately negotiated capped call transactions (“Capped Call Transactions”) with certain financial institutions (“Option Counterparties”). The Capped Call Transactions cover, collectively, the number of the Company’s ordinary shares underlying the Convertible Notes, subject to anti-dilution adjustments substantially similar to those applicable to the Convertible Notes.

The Capped Call Transactions have an initial strike price of approximately $157.53 per share, subject to certain adjustments, which corresponds to the approximate initial conversion price of the Convertible Notes.

The cap price of the Capped Call Transactions is initially $229.14 per share and is subject to certain adjustments under the terms of the Capped Call Transactions. The Capped Call Transactions are separate transactions, in each case, entered into by the Company with the Option Counterparties, and are not part of the terms of the Convertible Notes and will not change the holders’ rights under the Convertible Notes.

As the Capped Call Transactions are considered indexed to the Company's stock and are considered equity classified, they are recorded in shareholders’ equity on the consolidated balance sheet and are not accounted for as derivatives. The cost of the Capped Call Transactions was approximately $53.6 million and was recorded as a reduction to additional paid-in capital.